Related Party Transactions and Balances (Details) - Schedule of Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu	An entity controlled by Kai Liu, son of Yongjun Liu